Schedule of Investments (unaudited) July 31, 2019	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	$979,071	$967,962,819
0.13%, 04/15/21	1,824,896	1,803,404,673
0.13%, 01/15/22	645,852	639,943,804
0.13%, 04/15/22	896,481	887,545,665
0.13%, 07/15/22	131,863	131,164,035
0.13%, 01/15/23	826,737	820,573,818
0.13%, 07/15/24	1,128,633	1,125,511,944
0.13%, 07/15/26	1,155,834	1,149,600,965
0.25%, 01/15/25	815,616	815,023,074
0.25%, 07/15/29	111,739	111,733,849
0.38%, 07/15/23	11,097	11,163,271
0.38%, 07/15/25	1,084,898	1,095,452,145
0.38%, 01/15/27	725,213	731,362,399
0.38%, 07/15/27	820,506	830,021,406
0.50%, 04/15/24	168,250	170,018,544
0.50%, 01/15/28	188,680	192,049,407
0.63%, 07/15/21	421,362	422,798,815
0.63%, 04/15/23	5,071	5,119,350
0.63%, 01/15/24	323,044	328,011,984
0.63%, 01/15/26	1,519,178	1,555,813,377
0.63%, 02/15/43	123,256	121,033,741
0.75%, 07/15/28	523,872	546,760,228
0.75%, 02/15/42	637,817	648,681,676
0.75%, 02/15/45	763,883	766,445,953
0.88%, 01/15/29	255,290	269,122,616
0.88%, 02/15/47	88,752	91,724,653
1.00%, 02/15/46	246,208	261,462,324
1.00%, 02/15/48	176,742	188,524,581
1.00%, 02/15/49(a)	45,794	49,255,530
1.13%, 01/15/21	7	7,286

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.38%, 02/15/44	$631,148	$724,757,886
1.75%, 01/15/28	474,039	530,954,610
2.00%, 01/15/26	207,306	230,489,242
2.13%, 02/15/40	59,817	77,254,155
2.38%, 01/15/25	75,520	84,065,873
2.38%, 01/15/27	118,063	136,312,397
2.50%, 01/15/29	374,883	451,049,258
3.63%, 04/15/28	325,343	417,217,823
3.88%, 04/15/29	432,374	578,767,129

		19,968,162,305

Total U.S. Government Obligations — 99.7% (Cost: $19,751,095,175)		19,968,162,305

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)(d)	50,564	50,563,500

Total Short-Term Investments — 0.2% (Cost: $50,563,500)		50,563,500

Total Investments in Securities — 99.9% (Cost: $19,801,658,675)		20,018,725,805

Other Assets, Less Liabilities — 0.1%		18,844,486

Net Assets — 100.0%		$20,037,570,291

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	165,323	(114,759)	50,564	$50,563,500	$1,184,134	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$19,968,162,305	$—	$19,968,162,305
Money Market Funds	50,563,500	—	—	50,563,500

	$50,563,500	$19,968,162,305	$—	$20,018,725,805

2